Financial Instruments - Additional Information (Detail)	0 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Fair Value Disclosures [Abstract]
Expected life of common stock warrants	7 years 2 months 12 days	8 years 2 months 12 days
Expected volatility	43.50%	42.90%
Risk free rate	2.02%	1.40%